Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Due Under Operating Leases

Future minimum lease payments

The following table summarizes the future minimum lease payments due under all operating leases as of December 31, 2018:

Due in:	(in thousands)
2019	$3,303
2020	4,910
2021	4,135
2022	3,921
2023	2,844
Thereafter	20,386
Total	$39,499